Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of the Warrant Liabilities	The following table summarizes the changes in the warrant liabilities for the Company’s warrants for the periods ended December 31, 2023, 2022 and 2021:
	Number of
	warrants	Amount
Balance, December, 2020	-	$-
Warrants issued	9,098,514	33,989,639
Revaluation of warrant liabilities	-	(1,551,013)
Foreign currency translation	-	(495,261)
Balance, December, 2021	9,098,514	$31,943,365
Warrants issued	3,029,748	7,007,643
Warrants cancelled (note 15(b)(ii))	(3,029,748)	(5,887,840)
Pre-funded warrants issued (note 15(b)(ii))	300,000	927,463
Pre-funded warrants exercised (note 15(b)(ii))	(300,000)	(927,463)
Revaluation of warrant liabilities	-	(32,010,637)
Foreign currency translation	-	(230,834)
Balance, December, 2022	9,098,514	821,697
Revaluation of warrant liabilities	-	4,522,523
Foreign currency translation	-	112,529
Balance, December 31, 2023	9,098,514	$5,456,749

Schedule of Fair Value Warrants	The fair value of the Company’s warrants has been determined using the Black-Scholes pricing model and the following weighted average assumptions:
	As at		As at		As at
	December 31,	Issued	December 31,	Issued	December 31,
	2023	in 2022	2022	in 2021	2021
Spot price (in CAD$)	$3.06	$3.78	$0.47	$6.04	$5.97
Risk-free interest rate	3.91%	1.62%	4.07%	0.66%	1.03%
Expected annual volatility	123%	145%	143%	139%	147%
Expected life (years)	1.00	3.50	2.01	3.43	2.72
Dividend	nil	nil	nil	nil	nil

Schedule of Warrants Outstanding and Exercisable	The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2023 and December 31, 2022:
	Warrants outstanding and	Weighted average exercise price
Expiry date	exercisable	(CAD$)
March 16, 2024	1,872,659	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	2,112,773	7.11
September 9, 2025	3,029,748	6.25
	9,098,514	7.04
The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2021:
Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	3,121,099	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	3,894,081	7.11
	9,098,514	7.64